Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Property and Equipment
Schedule of property and equipment
Description	November 30, 2025	May 31, 2025
Furniture and fixtures	$8,933	$9,076
Computer and equipment	3,606	3,664
Total property cost	$12,539	$12,741
Accumulated depreciation	(8,049)	(6,608)
Property and equipment, net	$4,490	$6,132

Description	May 31, 2025	May 31, 2024
Furniture and fixtures	$9,076	$6,589
Computer and equipment	3,664	3,695
Total property cost	$12,741	$10,284
Accumulated depreciation	(6,608)	(3,366)
Property and equipment, net	$6,132	$6,918